                                    COLONIAL

                                    MUNICIPAL

                                     INCOME

                                      TRUST

                                  ANNUAL REPORT

                                NOVEMBER 30, 1995

                   COLONIAL MUNICIPAL INCOME TRUST HIGHLIGHTS

                      DECEMBER 1, 1994 - NOVEMBER 30, 1995

INVESTMENT OBJECTIVE: Colonial Municipal Income Trust seeks to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities.

POLICY CHANGE: At a meeting held on February 17, 1995, the Trustees approved a policy change to allow the segregation of high-quality debt securities, in addition to cash and cash equivalents, for futures trading.

THE FUND IS DESIGNED TO OFFER:

  -   Potential for high tax-free income

  -   Experienced professional management

  -   Expert credit analysis

PORTFOLIO MANAGER COMMENTARY: "We remain confident about the long-term prospects for this market, despite recent developments that may have a negative impact on the municipal bond market, including discussions about tax-reform. If demand remains strong and supply continues to decline, the municipal bond market should continue to be a source of attractive returns for investors."

                   COLONIAL MUNICIPAL INCOME TRUST PERFORMANCE

Distributions declared per share                          $0.552
----------------------------------------------------------------
12-month total return, assuming
reinvestment of all distributions

- NAV                                                     12.96%

- Market Price                                             8.04%
----------------------------------------------------------------
Price per share

- NAV                                                     $7.48

- Market Price                                            $6.75


QUALITY BREAKDOWN
(as of 11/30/95)
 ..................................
AAA ....................   5.0%

AA .....................   2.6%

A ......................   4.5%

BBB ....................  19.3%

BB .....................   2.9%

B ......................   0.7%

Non-rated ..............  62.9%

Other ..................   2.1%



        [CHART]

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

In general, conditions in the municipal bond market were favorable during the 12 months ended November 30, 1995. Although there were some tax reform related concerns, for the most part these questions were overlooked by the market.

The downward move in interest rates had the biggest impact on municipal bond prices during the fiscal year. From the beginning to the end of the period, long-term interest rates, as measured by the 30-year Treasury bond, declined from 8.00% to 6.14%. We took advantage of declining interest rates by upgrading the credit quality of the portfolio. As interest rates moved lower, the difference in yields available from higher and lower quality bonds narrowed, allowing us to improve quality without sacrificing income or returns.

Another factor that influenced the market's performance was the favorable supply/demand dynamic. The supply of municipal bonds has been declining for several years, and this trend is expected to continue. From January through November 1995, approximately $136 billion in new issue bonds were issued, a decline of 11.8% from calendar 1994. At the same time, demand remained strong, despite ongoing tax reform discussions in Washington. The combination of declining supply and continued interest in municipal bonds has enhanced the value of these securities.

Although we avoid large bets in individual issues, some investments made notable contributions to performance. Among the Fund's non-rated holdings, T.L. Systems, a manufacturer of medical instruments and measuring devices, produced a total return of 34% when that company was acquired by Bosch Company. Rated investments included bonds issued by the San Joaquin Hills Transportation Corridor Agency, which realized a price gain after the successful resolution of concerns raised about the highway project's environmental impact.

In the months ahead, tax reform will remain a source of concern. However, barring a radical change in the tax code, the combination of low supply and strong demand for these securities should continue to provide support for municipal bond prices.

Respectfully,

/s/ JOHN A. MCNEICE, JR.
------------------------

John A. McNeice, Jr.
President
January 12, 1996

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1995 (IN THOUSANDS)

MUNICIPAL BONDS - 96.3%                                    PAR          VALUE
-------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.5%
 Agriculture - Crops
 LA Port New Orleans Industrial Development,
  Continental Grain Co., Series 1993,
                     7.500%        07/01/13             $   1,000    $    1,035
                                                                     ----------

-------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 1.3%
 CA Statewide Communities
  Development Corp.,
                     5.000%        10/01/23                 2,000         1,873
 MA State Health and Educational Facilities,
  Independent Living Bonds,
  Series 1993-A,
                     8.100%        07/01/18                   695           705
                                                                     ----------
                                                                          2,578
                                                                     ----------

-------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
 Building Construction
 IN Hammond Sewer & Solid Waste Disposal,
  American Maize Products Co., Series A,
                     8.000%        12/01/24                 2,000         2,230
                                                                     ----------

-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.5%
 Real Estate
 MD Baltimore,
  Economic Development,
  Park Charles Project, Series 1986,
                     8.000%        01/01/10                   895           961
                                                                     ----------

-------------------------------------------------------------------------------
GENERAL OBLIGATION - 2.1%
 AZ Apache County School District,
  Number 010, Round Valley
  Project of 1987, Series 1990-C,
                     9.875%        07/01/05                 2,000         2,235
 CA State of California,
                     5.750%        03/01/19                 2,000         2,008
                                                                     ----------
                                                                          4,243
                                                                     ----------

-------------------------------------------------------------------------------
HEALTH - 31.7%
 Hospitals - 10.0%
 AL Alabama Special Care Facilities Authority,
  Montgomery Healthcare,
  Series 1989,
                    11.000%        10/01/19                 2,280         2,246

                     Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

 DE State Economic Development,
  Riverside Hospital, Series 1992 A,
                     9.500%        01/01/22             $     905    $    1,042
 GA Clayton Hospital Authority,
  The Woodlands Foundation Inc.,
  Series 1991 A,
                     9.750%        05/01/21(a)              1,500         1,275
 ID State Health Facilities Authority,
  IHC Hospitals, Inc.,
                     8.190%        02/15/21                 2,750         3,169
 IL Health Facilities Authority,
  Edgewater Medical Center,
  Series A,
                     9.250%        07/01/24                 2,250         2,374
 MI State Hospital Finance Authority:
  Detroit Osteopathic Hospital,
  Series 1987-A,
                     7.500%        11/01/10                   950           970
  Sarotoga Community Hospital,
  Series 1992,
                     8.750%        06/01/10                   535           576
 MO Hannibal Industrial Development,
  Medical Systems of Northeast Missouri,
  Series 1992,
                     9.500%        03/01/22                 2,000         2,338
 NC Lincoln County, Lincoln County Hospital,
                     9.000%        05/01/07                   560           702
 NJ State Health Care Facilities Financing
  Authority, Raritan Bay Medical Center,
                     7.250%        07/01/27                 1,000         1,006
 VA Dickenson County Industrial
  Development, Volunteer Healthcare
  Systems Inc., Series 1988 A,
                    10.750%        06/01/18(a)              5,500         1,210
 VT State Educational & Health Buildings
  Financing Agency, Springfield Hospital,
                     7.750%        01/01/13                 1,090         1,136
 WA State Health Care
  Facility, Grays Harbor Community
  Hospital, Series 1993:
                     7.200%        07/01/03                   385           414
                     8.025%        07/01/20                 1,770         1,923
                                                                     ----------
                                                                         20,381
                                                                     ----------

                     Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                   PAR           VALUE
-------------------------------------------------------------------------------
HEALTH - CONT.
 Human Services Providers - 0.6%
 TN Shelby County, Health, Education,
  & Housing Facilities Board, Open Arms
  Development Center:
   Series 1992-A,
                     9.750%        08/01/19             $    530     $      620
   Series 1992-C,
                     9.750%        08/01/19                  540            632
                                                                     ----------
                                                                          1,252
                                                                     ----------

 Nursing Homes - 21.1%
 AZ Tucson Industrial Development
  Authority, Villa Maria Care Center,
                    10.125%        11/01/21                  500            469
 CO State Health Facility,
  American Housing Foundation I,
  Series 1990,
                    10.250%        12/01/20                1,500          1,682
 DE State Economic Development Authority,
                    12.000%        04/01/25                2,320          2,587
 DE Sussex County, Healthcare Facility,
  Delaware Health Corp., Series
  1994-A,
                     7.600%        01/01/24                1,000            978
 FL Flagler County Industrial
  Redevelopment Authority,
  South Florida Properties, Series 1988,
                    10.500%        12/01/18                1,470          1,479
 IA State Finance Authority Healthcare Facility,
  Mercy Health Initiatives,
  Series 1989,
                     9.950%        07/01/19                2,000          2,040
 IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
                    11.500%        10/01/17                2,500          2,375
 IN Michigan City Health Facilities,
  Metropolitan Health Foundation,
  Inc. Project,
                    10.000%        11/01/22(a)             4,500          3,150
 KS Halstead Industrial Health Care
  Project,
                    10.250%        08/01/13                1,330            931
 KY Jefferson County
  First Mortgage,
  Kentucky-Iowa, Inc. Project, Series 1990,
                    10.250%        01/01/20                1,000          1,050

                     Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

 KY Lexington-Fayette Urban County
  Government, First Mortgage, AHF
  Kentucky-Iowa, Inc. Project, Series 1990,
                    10.250%        01/01/20             $  1,000     $   1,050
 MA Boston,
  St. Joseph Nursing Care Center, Inc.,
                    10.000%        01/01/20(b)             1,980         2,195
 MA State Industrial Finance Agency:
  Mary Ann Morse Nursing Home,
  Series 1991- I,
                    10.000%        01/01/21                1,200         1,528
  GF/Massachusetts Inc.,
  Series 1994,
                     8.300%        07/01/23                1,000           986
 MI Cheboygan County Economic
  Development Corp.,
  Metro Health Foundation Project,
                    10.000%        11/01/22(a)             2,440         1,708
 MO Grove Industrial Development Authority,
  First Mortgage Health Care Facility,
  Heritage Manor GR, Series 1988,
                    10.250%        11/01/13                  545           491
 MO Saint Louis County Industrial
  Development Authority,
                    10.250%        12/01/16                1,890         1,944
 MO Springfield Industrial Development
  Authority,
                    10.250%        12/01/10                1,255         1,296
 NJ State Economic Development Authority
  Geriatric and Medical Service,
  Inc., Series A,
                    10.500%        05/01/04                  850           923
 NM Clovis Industrial Development,
  Retirement Ranches Project,
                    10.750%        04/01/19                2,175         2,417
 OH Lucas County,
  Villa North Nursing Home,
  Series 1988-B,
                    10.500%        06/01/18                2,500         2,450
 OH Montgomery County,
  Grafton Oaks Project,
  Series 1986,
                     9.750%        12/01/16                1,480         1,406
 OK Muskogee County Economic Development
  Authority Health Facilities,
  Heartway Corp., Series 1989 A-3,
                    10.250%        03/01/19                1,970         1,773


                     Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                    PAR          VALUE
-------------------------------------------------------------------------------
HEALTH - CONT.
 Nursing Homes - Cont.
 PA Philadelphia Authority for Industrial
  Development, First Mortgage:
   The Care Pavilion, Series 1988,
                    10.250%        02/01/18             $    975     $   1,006
   RHA/PA Nursing Home, Series 1988,
                    10.250%        11/01/18                1,470         1,528
 TN New Tazewell Health Education and
  Housing Facilities Board,
  New Tazewell, Series 1987,
                    10.000%        06/01/17                1,660         1,708
 VA Virginia Beach Development Authority,
  Beverly Enterprises, Series 1985,
                    10.000%        04/01/10                1,915         2,154
                                                                     ---------
                                                                        43,304
                                                                     ---------

-------------------------------------------------------------------------------
HOUSING - 14.3%
 Assisted Living/Senior - 2.7%
 IL State Development Finance Authority,
  Care Institute, Inc.,
                     8.250%        06/01/25                1,500         1,545
 MN Roseville,
  Care Institute, Inc., Series 1993
                     7.750%        11/01/23                1,630         1,516
 PA Montgomery County Industrial
  Development Authority, Assisted
  Living Facility, Series 1993-A,
                     8.250%        05/01/23                  820           829
 TX Bell County Health Facilities
  Development Corp., Care Institution, Inc.,
                     9.000%        11/01/24                1,500         1,607
                                                                     ---------
                                                                         5,497
                                                                     ---------

 Multi-family - 11.2%
 FL Clearwater, Hampton Apartments,
                     8.250%        05/01/24                2,500         2,656
 FL Hialeah Housing Authority,
  Series 1991,
                     9.500%        11/01/21                1,000         1,050
 FL State Housing Finance Agency,
  Windsong Apartments, Series 1993-C,
                     9.250%        01/01/19                  830           843
 FL West Palm Beach Housing, Inc.,
  Multi-family Housing, Cypress Run,
                    10.500%        03/15/19(a)             2,040           979

                     Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

 IL Chicago Multi-family Housing,
  Michigan Boulevard Garden Apartments,
  Rehabilitation Section 8, Series 1985,
                    12.000%        01/01/00             $    480     $    490
 MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen Project,
                     9.250%        06/01/22                1,100        1,132
 MN White Bear Lake,
  Birch Lake Townhomes Project:
  Series 1989-A,
                    10.250%        07/15/19                1,770        1,790
  Series 1989-B,
                      (c)          07/15/19                  730        1,151
 NC Durham Urban Development Authority,
  Durham Hosiery Mill Project,
                     7.500%        08/01/29                1,000        1,094
 NC Eastern Carolina Regional Housing
  Authority, Jacksonville New River
  Apartments,
                     8.250%        09/01/14                2,000        2,038
 Resolution Trust Corp., Pass Through
  Certificates, Series 1993-A,
                     8.500%        12/01/16(d)             4,248        4,391
 SC State Housing Finance and Development,
  Multi-family Housing Finance Revenue,
  Westbridge Apartments, Series A,
                     9.500%        09/01/20                2,200        2,255
 TX Galveston  Health Facilities Center,
  Pass Through Certificates,
                     8.000%        08/01/23                1,000        1,042
 VA Alexandria Redevelopment
  & Housing Authority, Courthouse
  Commons Apartments, Series 1990-A,
                    10.000%        01/01/21                1,000        1,016
 VA Roanoke Redevelopment & Housing
  Authority, First Mortgage, Mountain
  Ridge,
                     9.250%        11/01/22                1,000        1,030
                                                                     --------
                                                                       22,957
                                                                     --------

 Single-family - 0.4%
 KY 1986 County Single-family Mortgage
  Revenue, Class A,
                     9.000%        09/01/16                   30           31

                         Investment Portfolio/November 30, 1995
-------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                    PAR         VALUE
-------------------------------------------------------------------------------
HOUSING - CONT.
 Single-family - Cont.
 PA Allegheny County,
  Residential Financial Authority,
  Single-family Mortgage, Series 1987-G,
                     9.500%        12/01/18             $    710     $    740
                                                                     --------
                                                                          771
                                                                     --------

-----------------------------------------------------------------------------
MANUFACTURING - 9.7%
 Apparel - 2.1%
 VA Halifax County Industrial Development,
  Craddock-Terry Inc., Series 1989,
                    10.000%        12/01/19                1,020        1,108
 VA Pittsylvania County Industrial
  Development, Craddock-Terry Inc.,
  Series 1989,
                    10.000%        12/01/19                1,095        1,182
 VA Prince Edward County Industrial
  Development, Craddock-Terry, Inc.,
  Series 1989,
                    10.000%        12/01/19                1,880        2,029
                                                                     --------
                                                                        4,319
                                                                     --------

 Electronic & Electric Equipment - 0.6%
 SD Rapid City Economic Development
  Corporate Headquarters, Series 1985,
                    11.875%        11/01/10                1,245        1,291
                                                                     --------

 Measuring & Analyzing Instruments - 0.5%
 MN Brooklyn Park,
  TL Systems Corp., Series 1991,
                    10.000%        09/01/16                  810          964
                                                                     --------

 Paper Products - 6.5%
 GA Rockdale County Development,
  Solid Waste Disposal Bonds,
  Visy Paper Inc., Series 1993,
                     7.400%        01/01/08                5,000        5,188
 MI State Strategic Fund,
  Blue Water Fiber Project, Series 1994,
                     8.000%        01/01/12                2,000        1,928
 MI Strategic Fund Limited,
  Great Lakes Pulp & Fibre Project,
                    10.250%        12/01/16                4,000        4,215
 SC Darlington County,
  Industrial Development Authority,
  SONOCO Products Co. Project,
                     6.125%        06/01/25                2,000        2,070
                                                                     --------
                                                                       13,401
                                                                     --------

                     Investment Portfolio/November 30, 1995
-----------------------------------------------------------------------------

MINING - 0.8%
 Metal Mining
 CO Mesa County Industrial Development,
  Joy Technologies Inc., Series 1992,
                     8.500%        09/15/06             $  1,000     $  1,075
 OH Cuyahoga County,
  Joy Technologies, Inc.,
                     8.750%        09/15/07                  550          598
                                                                     --------
                                                                        1,673
                                                                     --------

-----------------------------------------------------------------------------
POLLUTION CONTROL REVENUE - 5.2%
 IL Bryant Pollution Control Revenue,
  Central Illinois Light Co. Project,
                     5.900%        08/01/23                2,000        2,048
 LA St. Charles Parish Pollution
  Control Revenue,
  Union Carbide Project,
                     7.350%        11/01/22                2,000        2,165
 SC York County Industrial Revenue,
  Hoechst Celanese Corp.,
                     5.700%        01/01/24                5,000        4,975
 WV Weirton Pollution Control, Weirton
  Steel Corp., Series 1989,
                     8.625%        11/01/14                1,400        1,491
                                                                     --------
                                                                       10,679
                                                                     --------

-----------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 2.0%
 IL Metropolitan Pier & Exposition Authority,
  McCormick Place Expansion Project:
                      (e)           06/15/15                3,000          983
                      (e)           06/15/14                5,000        1,731
 MN Mille Lacs Capital Improvement
  Infrastructure, Band of Chippewa,
  Series 1992-A,
                     9.250%        11/01/12                1,115        1,267
                                                                     --------
                                                                        3,981
                                                                     --------

-----------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 11.7%
 Airports - 4.7%
 CO Denver City & County Airport,
  Denver International Airport,
  Series 1991-D,
                     7.750%        11/15/21                3,000        3,349
 IN Indianapolis Airport Authority,
  United Airlines Project,
  Series A,
                     6.500%        11/15/31                2,000        2,015

                     Investment Portfolio/November 30, 1995
-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                   PAR          VALUE
-----------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - CONT.
 Airports - Cont.
 IN State Airport Authority,
                     7.100%        01/15/17             $  2,000     $  2,175
 TX Dallas-Fort Worth International Airport
  American Airlines, Inc.,  Series 1990,
                     7.500%        11/01/25                2,000        2,140
                                                                     --------
                                                                        9,679
                                                                     --------
 Turnpikes/Toll Roads/Bridges - 7.0%
 CA Foothill Eastern Transportation
  Corridor Agency, State Toll Road,
  Senior Lien, Series A:
                      (e)          01/01/29               18,000        2,115
                     6.000%        01/01/34                2,000        1,955
 CA San Joaquin Hills Transcorridor
  Agency Senior Toll Road,
  Series 1993:
                      (e)          01/01/25               45,000        7,031
                     5.000%        01/01/33                2,480        2,089
 MA State Industrial Finance Agency,
  Series 1990,
                     9.000%        10/01/20                  960        1,104
                                                                     --------
                                                                       14,294
                                                                     --------

-----------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION - 1.4%
 AL Marshall County Hospital Board,
  Boaz-Albertville Medical Center,
                     8.875%        01/01/05                2,645        2,832
                                                                     --------

-----------------------------------------------------------------------------
RETAIL TRADE - 0.5%
 Apparel & Accessory Stores - 0.2%
 MA State Industrial Finance Agency,
  House of Bianchi Inc.,
                     8.750%        06/01/18                  330          349
                                                                     --------

 Miscellaneous Retail - 0.3%
 OH Lake County Economic Development,
  North Madison Properties, Series 1993,
                     8.819%        09/01/11                  710          754
                                                                     --------

-----------------------------------------------------------------------------
SERVICES - 2.0%
 Hotels, Camps & Lodging
 MN Burnsville Commercial Development,
  Holiday Inn Project,
                    10.600%        06/01/06                2,500        2,570

                     Investment Portfolio/November 30, 1995
-----------------------------------------------------------------------------

 MN Minneapolis Commercial Development,
  Hometel Associates, Ltd.,
  Series 1988,
                    10.500%        06/01/03             $  1,500     $  1,518
                                                                     --------
                                                                        4,088
                                                                     --------

-----------------------------------------------------------------------------
SOLID WASTE - 3.0%
 Land Fills - 1.6%
 MA State Industrial Finance Agency,
  Peabody Monofill Associates, Inc. Project,
                     9.000%        09/01/05                1,140        1,221
 WA Walla Walla Public Corp.,
  Ponderosa Fibers Project,
                     9.125%        01/01/26                2,000        2,088
                                                                     --------
                                                                        3,309
                                                                     --------

 Miscellaneous Disposal - 0.6%
 MA Boston,
  Industrial Development Financing,
  Solid Waste Disposal,
                    10.500%        01/01/11                1,000        1,136
                                                                     --------

 Recycling - 0.8%
 GA Fulton County Development
  Authority Industrial,
                    10.500%        12/01/07                1,515        1,600
                                                                     --------

-----------------------------------------------------------------------------
TAX ALLOCATION - 0.7%
 IL State Development Finance Authority,
  City of Marion Project, Series 1991,
                     9.625%        09/15/21                1,485        1,543
                                                                     --------

-----------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 0.5%
 Air Transportation
 NY New York City Industrial
  Development Agency, American
  Airlines,
                     6.900%        08/01/24                1,000        1,064
                                                                     --------

-----------------------------------------------------------------------------

                     Investment Portfolio/November 30, 1995
-----------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                    PAR         VALUE
-----------------------------------------------------------------------------
UTILITY - 4.0%
 Co-Generation - 1.4%
 FL Martin County Industrial
  Development Authority, Indiantown
  Co-generation Project,
                     7.875%        12/15/25             $  1,000     $  1,143
 MD State Energy Financing Administration,
  AES Warrior Co-generation Project,
                     7.400%        09/01/19                1,750        1,831
                                                                     --------
                                                                        2,974
                                                                     --------
 Individual Power Producer - 0.8%
 PA State Economic Development Finance
  Authority, Colver Project, Series D,
                     7.150%        12/01/18                1,500        1,584
                                                                     --------

 Municipal Electric - 1.8%
 MN Southern Minnesota Municipal
  Power Agency, Series 1994A,
                      (e)          01/01/25               18,000        3,622
                                                                     --------

-----------------------------------------------------------------------------
WATER & SEWER - 3.3%
 LA Public Facility Belmont Water
  Authority,
                     9.000%        03/15/24                  790          832
 MA State Industrial Finance Agency,
  Environmental Service Project,
  Series 1994 A,
                     8.750%        11/01/21                1,000        1,036
 MS Five Lakes Utility District,
                     8.250%        07/15/24                  500          519
 NJ State Economic Development Authority,
  Hills Development Co.,
  Series 1988,
                    10.500%        09/01/08                2,100        2,194
 OH State Water Development Pollution
  Collateralized Control, The Cleveland
  Electric Illumination Co., Series 1987-A-1,
                     9.750%        11/01/22                2,000        2,125
                                                                     --------
                                                                        6,706
                                                                     --------

TOTAL MUNICIPAL BONDS (cost of $194,396)(f)                           197,051
                                                                     --------

                     Investment Portfolio/November 30, 1995
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 1.9%                              PAR        VALUE
-----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(g)
 AL Columbia Industrial Development Board,
  Alabama Power Co. Project,
  Series C,
                     4.000%        10/01/22             $    400     $    400
 CA State Pollution Control Finance
   Authority, Series B,
                     3.450%        10/01/11                  400          400
 CA State Pollution Control Finance
  Authority, Honey Lake Power,
                     3.750%        09/01/18                  200          200
 IL State Development Finance Authority,
   Ulhich Children's Home Project,
                     3.900%        04/01/07                1,700        1,700
 IL State Health Facilities Authority,
  Franciscan Sisters Health Center,
                     4.100%        01/01/18                  700          700
 NY New York City Water and Sewer,
  Series G,
                     3.700%        06/15/24                  100          100
 WY Green River,
                     3.900%        06/01/07                  400          400
                                                                     --------

TOTAL SHORT-TERM OBLIGATIONS                                            3,900
                                                                     --------

OTHER ASSETS & LIABILITIES, NET - 1.8%                                  3,715
-----------------------------------------------------------------------------

NET ASSETS - 100%                                                    $204,666
                                                                     --------

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------------------------

(a) This issuer is in default of certain debt covenants. Income is not being accrued.

(b) This is a restricted security which was acquired at a cost of $1,980. This security respresents 1.1% of the Fund's net assets at November 30, 1995.

(c) Accrued interest accumulates in the value of the security and is payable at redemption.

(d) Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of this security amounted to $4,391 or 2.1% of net assets.

(e) Zero coupon bond.

(f) Cost for federal income tax purposes is the same.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1995.

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1995


(in thousands except for per share amount)
ASSETS
Investments at value (cost $194,396)                       $ 197,051
Short-term obligations                                         3,900
                                                           ---------
                                                             200,951
Receivable for:
  Interest                                    $   4,702
  Investments sold                                  180
Other                                                85        4,967
                                              ---------    ---------
     Total Assets                                            205,918

LIABILITIES
Payable for:
  Distributions                                   1,163
Accrued:
  Deferred Trustees Fees                              2
  Other                                              87
                                              ---------
     Total Liabilities                                         1,252
                                                           ---------
NET ASSETS  at value for 27,367
  shares of beneficial interest outstanding                $ 204,666
                                                           ---------

Net asset value per share                                  $    7.48
                                                           ---------
COMPOSITION OF NET ASSETS
Capital paid in                                            $ 249,674
Undistributed net investment income                              511
Accumulated net realized loss                                (48,174)
Net unrealized appreciation                                    2,655
                                                           ---------
                                                           $ 204,666
                                                           ---------


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1995

(in thousands)
INVESTMENT INCOME
Interest                                                                   $ 16,915

EXPENSES
Management fee                                                 $  1,301
Transfer agent                                                      123
Bookkeeping fee                                                      53
Trustees fee                                                         18
Custodian fee                                                        18
Audit fee                                                            47
Legal fee                                                           268
Reports to shareholders                                              11
Other                                                               121       1,960
                                                               --------    --------
       Net Investment Income                                                 14,955
                                                                           --------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss                                                (7,350)
Net unrealized appreciation during
the period                                                       16,568
                                                               --------
       Net Gain                                                               9,218
                                                                           --------
Net Increase in Net Assets from Operations                                 $ 24,173
                                                                           --------


See notes to financial statements.

                     STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                   Year ended November 30
                                                ------------------------
INCREASE (DECREASE) IN NET ASSETS                  1995           1994
Operations:
Net investment income                           $  14,955      $  16,650
Net realized loss                                  (7,350)        (5,234)
Net unrealized appreciation (depreciation)         16,568        (14,182)
                                                ---------      ---------
    Net Increase (Decrease) from Operations        24,173         (2,766)

Distributions:
From net investment income                        (15,104)       (15,888)
                                                ---------      ---------
                                                    9,069        (18,654)
Fund Share Transactions:
Value of distributions reinvested                     153            806
                                                ---------      ---------
        Total Increase (Decrease)                   9,222        (17,848)

NET ASSETS
Beginning of period                               195,444        213,292
                                                ---------      ---------
End of period (including undistributed
 net investment income
 of $511 and $638, respectively)                $ 204,666      $ 195,444
                                                ---------      ---------

NUMBER OF FUND SHARES
Issued for distributions reinvested                    21            105
Outstanding at
     Beginning of period                           27,346         27,241
                                                ---------      ---------
     End of period                                 27,367         27,346
                                                ---------      ---------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1995


NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Municipal Income Trust (the Fund), is a
Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund may issue an unlimited number of shares. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.

SECURITY VALUATION AND TRANSACTIONS: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the in-vestment Adviser of the Fund and furnishes accounting and other services and office

                 Notes to Financial Statements/November 30, 1995
--------------------------------------------------------------------------------
NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended November 30, 1995, purchases and sales of investments, other than short-term obligations, were $47,321,402 and $51,365,902, respectively.

Unrealized appreciation (depreciation) at November 30, 1995, based on cost of investments for both financial statement and federal income tax purposes was approximately:

  Gross unrealized appreciation                $12,069,000
  Gross unrealized depreciation                 (9,414,000)
                                               -----------
          Net unrealized appreciation          $ 2,655,000
                                               -----------


CAPITAL LOSS CARRYFORWARDS: At November 30, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                         Year of                 Capital loss
                       expiration                carryforward
                       ----------              ----------------
                          1996                   $ 2,850,000
                          1997                     2,498,000
                          1998                     6,551,000
                          1999                     6,352,000
                          2000                     9,103,000
                          2001                     7,977,000
                          2002                     5,301,000
                          2003                     7,499,000
                                               -------------
                                                 $48,131,000
                                               -------------


Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

                    FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period are as follows:

                                                                           Year ended November 30
                                                     ---------------------------------------------------------------
                                                      1995          1994          1993           1992          1991
                                                     ------        ------        ------         ------        ------
Net asset value -
   Beginning of period                              $  7.150      $  7.830      $  7.890       $  8.060      $  8.370
                                                    --------      --------      --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.547         0.609         0.639          0.636         0.682
Net realized and
unrealized gain (loss)                                 0.335        (0.707)       (0.063)        (0.170)       (0.279)
                                                    --------       -------      --------       --------      --------
   Total from Investment
      Operations                                       0.882        (0.098)        0.576          0.466         0.403
                                                    --------       -------      --------       --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.552)       (0.582)       (0.632)        (0.636)       (0.713)
In excess of net
  investment income                                     --            --          (0.004)          --            --
                                                    --------       -------      --------       --------      --------
Total Distributions
   Declared to Shareholders                           (0.552)       (0.582)       (0.636)        (0.636)       (0.713)
                                                    --------       -------      --------       --------      --------
Net asset value -
   End of period                                    $  7.480      $  7.150      $  7.830       $  7.890      $  8.060
                                                    ========      ========      ========       ========      ========

Market price per share                              $  6.750      $  6.750      $  8.000       $  7.875      $  8.375
                                                    ========      =========     ========       ========      ========
Total return - based on market
  value (a)                                             8.04%      (10.06)%        11.56%          1.82%        17.77%
                                                    ========      =========     ========       ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses                                                0.98%(b)      0.90%         0.87%          0.87%         0.87%
Net investment income                                   7.47%(b)      8.12%         8.03%          7.99%         8.29%
Portfolio turnover                                        24%           24%           21%            10%           12%
Net assets at end
of period (000)                                     $204,666      $195,444      $213,292       $213,420      $216,394


(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.

(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

--------------------------------------------------------------------------------
Federal income tax information (unaudited)
All of the distributions will be treated as exempt income for federal income tax purposes.

                        REPORT OF INDEPENDENT ACCOUNTANTS

       TO THE SHAREHOLDERS AND TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST


     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PRICE WATERHOUSE LLP
Boston, Massachusetts
January 12, 1996

                                            QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                                   THREE MONTHS ENDED
                             -------------------------------------------------------------------------------------------
                              NOVEMBER 30, 1995        AUGUST 31, 1995           MAY 31, 1995         FEBRUARY 28, 1995
                             (000)     Per Share     (000)     Per Share     (000)     Per Share     (000)     Per Share
                             -----     ---------     -----     ---------     -----     ---------     -----     ---------
Total investment income      $4,471     $0.163       $3,840     $0.140       $4,310     $0.157       $4,294     $0.157
Net investment income        $3,856     $0.141       $3,390     $0.125       $3,848     $0.140       $3,861     $0.141
Net realized and
  unrealized gain (loss)     $4,516     $0.168        $(771)   $(0.026)       $(468)   $(0.017)      $5,941     $0.210
Market value per share:
  High                                  $7.125                  $6.875                  $7.375                  $7.375
  Low                                   $6.750                  $6.375                  $7.000                  $6.375


                                                                   THREE MONTHS ENDED
                             -------------------------------------------------------------------------------------------
                              NOVEMBER 30, 1994        AUGUST 31, 1994           MAY 31, 1994         FEBRUARY 28, 1994
                             (000)     Per Share     (000)     Per Share     (000)     Per Share     (000)     Per Share
                             -----     ---------     -----     ---------     -----     ---------     -----     ---------
Total investment income      $4,901     $0.180       $4,369     $0.160       $4,483     $0.164       $4,736     $0.173
Net investment income        $4,363     $0.160       $3,932     $0.143       $4,049     $0.148       $4,306     $0.158
Net realized and
  unrealized gain (loss)    $(7,998)   $(0.291)       $(427)   $(0.013)     $(6,691)   $(0.245)     $(4,300)   $(0.158)
Market value per share:
  High                                  $7.125                  $7.500                  $8.375                  $8.500
  Low                                   $6.000                  $7.000                  $7.250                  $7.875


At November 30, 1995 there were 5,172 shareholder accounts.


                           DIVIDEND REINVESTMENT PLAN

The Trust generally distributes net investment income monthly and capital gains annually. Under the Trust's Dividend Reinvestment and Cash Purchase Plan (the "Plan") shareholders may elect to have all distributions reinvested automatically in additional shares of the Trust. Shareholders not making such election will receive all distributions in cash paid by check mailed directly to the record holder by the dividend paying agent.

Shareholders participating in the Plan will receive distributions in the form of shares of the Trust. If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. If net asset value exceeds the market price, or the distribution is payable only in cash, shares will be bought in the open market for the accounts of Plan participants. If the market price surpasses the net asset value before such purchasing is completed, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

Participants in the Plan have the option of making additional cash payments to the Plan administrator semiannually, for investment in the Trust's shares. Such payments may be made in any amount from $100 to $500. The administrator will use all funds received from participants (as well as any dividends and distributions received in cash) to purchase Trust shares in the open market semiannually. Interest will not be paid on any uninvested cash payments.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan are ordinarily held in uncertified form, although participants have the right to receive certificates for whole shares issued to them.

Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions. Participants may recognize capital gain or ordinary income for federal income tax purposes in an amount equal to the market value of shares received under the Plan.

Fees and expenses of the Plan other than brokerage charges will be paid by the Trust. No brokerage charges are incurred on shares issued directly by the Trust. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

[COLONIAL MUTUAL FUNDS LOGO]

Mutual Funds for
Planned Portfolios

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                   Colonial Investment Services, Inc. (C)1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                             IT-02/604B-1195 (1/96)

                       [Printed on recycled paper LOGO]